IMPAIRMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014	Dec. 31, 2013 USD ($)	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 U.S. CAD	Dec. 31, 2012 Canada CAD	Dec. 31, 2011 Canada CAD
Impairment
Oil and natural gas properties						781,099
Impairment expense						781,099	781,100	0	0
WTI Crude Oil US$/bbl (in dollars per barrel)	94.99	94.99	96.94	96.94	94.71	94.71
Exchange Rate US$/CDN$ (in US dollars per Canadian dollars)	1.09		1.03		1.00
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	94.84	94.84	93.19	93.19	88.33	88.33
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf)	4.30	4.30	3.67	3.67	2.83	2.83
AECO Natural Gas Spot CDN$/Mcf (in Canadian dollars per Mcf)	4.60	4.60	3.16	3.16	2.35	2.35